SCHWAB STRATEGIC TRUST

Schwab Fundamental Index* ETFs

Schwab Fundamental U.S. Broad Market Index ETF

Schwab Fundamental U.S. Large Company Index ETF

Schwab Fundamental U.S. Small Company Index ETF

Schwab Fundamental International Large Company Index ETF

Schwab Fundamental International Small Company Index ETF

Schwab Fundamental Emerging Markets Large Company Index ETF

Supplement dated April 26, 2017 to the Prospectus dated June 30, 2016, as supplemented December 1, 2016, February 2, 2017, and March 1, 2017; and Summary Prospectuses, each dated March 1, 2017

(each a fund and collectively, the funds)

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectuses and should be read in conjunction with the Prospectus and Summary Prospectuses.

Effective April 26, 2017, the Portfolio Management team for each fund is reorganized as noted below.

Accordingly, the following changes to the Prospectus and Summary Prospectuses are effective April 26, 2017:

1. Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF and Schwab Fundamental U.S. Small Company Index ETF

The Portfolio Managers listed in the “Portfolio managers” section of the Prospectus and each Summary Prospectus are deleted and replaced in their entirety with the following:

Christopher Bliss, CFA, Vice President and Head of the Passive Equity Team, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2017.

Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2017.

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2017.

The “Portfolio managers” sections on the following pages are replaced in their entirety:

Fund	Prospectus	Summary Prospectus
Schwab Fundamental U.S. Broad Market Index ETF	Page 3	Page 3
Schwab Fundamental U.S. Large Company Index ETF	Page 6	Page 3
Schwab Fundamental U.S. Small Company Index ETF	Page 9	Page 3

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

2. Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF and Schwab Fundamental Emerging Markets Large Company Index ETF

The Portfolio Managers listed in the “Portfolio managers” section of the Prospectus and each Summary Prospectus are deleted and replaced in their entirety with the following:

Christopher Bliss, CFA, Vice President and Head of the Passive Equity Team, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2017.

Chuck Craig, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2013.

Jane Qin, Portfolio Manager, is responsible for the day-to-day co-management of the fund. She has managed the fund since 2013.

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2017.

The “Portfolio managers” sections on the following pages are replaced in their entirety:

Fund	Prospectus	Summary Prospectus
Schwab Fundamental International Large Company Index ETF	Page 12	Page 3
Schwab Fundamental International Small Company Index ETF	Page 16	Page 3
Schwab Fundamental Emerging Markets Large Company Index ETF	Page 21	Page 4

3. All funds

The Portfolio Managers listed under the Fund Management section on page 44 of the Prospectus are deleted and replaced in their entirety with the following:

Christopher Bliss, CFA, Vice President and Head of the Passive Equity Team, leads the portfolio management team for Schwab’s Passive Equity Funds and ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a Managing Director and Head of Americas Institutional Index team. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Chuck Craig, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent more than five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.

Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, and Schwab Fundamental U.S. Small Company Index ETF. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Jane Qin, Portfolio Manager, is responsible for the day-to-day co-management of Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF. Prior to joining CSIM in 2012, Ms. Qin spent more than four years at The Bank of New York Mellon Corporation. During that time, Ms. Qin spent more than two years as an associate equity portfolio manager and nearly two years as a performance analyst. She also worked at Wells Fargo Funds Management as a mutual fund analyst and at CIGNA Reinsurance in Risk Management group as a risk analyst.

2

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF. He joined CSIM in 2008 and became a Portfolio Manager in September 2014. Prior to this role, Mr. Rios served as an Associate Portfolio Manager on the Schwab Equity Index Strategies team for four years. His first role with CSIM was as a trade operation specialist. He also previously worked as a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, and Schwab Fundamental U.S. Small Company Index ETF. Prior to joining CSIM in 2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG96713-00 (4/17)

00193006

3

SCHWAB STRATEGIC TRUST

Schwab U.S. REIT ETFTM

(the fund)

Supplement dated April 26, 2017 to the

Prospectus and Summary Prospectus, each dated June 30, 2016

This supplement provides new and additional information beyond that contained in the

Prospectus and Summary Prospectus and should be read in conjunction with the

Prospectus and Summary Prospectus.

Effective April 26, 2017, the Portfolio Management team for the fund is reorganized as noted below.

Accordingly, the following changes to the Prospectus and Summary Prospectus are effective April 26, 2017:

1. The Portfolio Managers listed in the “Portfolio managers” section on page 3 of the Prospectus and page 3 of the Summary Prospectus are deleted and replaced in their entirety with the following:

Christopher Bliss, CFA, Vice President and Head of the Passive Equity Team, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2017.

Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2011.

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2017.

2. The Portfolio Managers listed under the “Fund management” section on page 9 of the Prospectus are deleted and replaced in their entirety with the following:

Christopher Bliss, CFA, Vice President and Head of the Passive Equity Team, leads the portfolio management team for Schwab’s Passive Equity Funds and ETFs. He also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 2016, Mr. Bliss spent 12 years at Blackrock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a Managing Director and Head of Americas Institutional Index team. Prior to Blackrock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG96715-00 (4/17)

00193019

SCHWAB STRATEGIC TRUST

Schwab U.S. Equity ETFs

Schwab U.S. Broad Market ETFTM

Schwab U.S. Large-Cap ETFTM

Schwab U.S. Large-Cap Growth ETFTM

Schwab U.S. Large-Cap Value ETFTM

Schwab U.S. Dividend Equity ETFTM

Supplement dated April 26, 2017 to the Prospectus dated December 29, 2016, as supplemented March 1, 2017; and Summary Prospectuses, each dated December 29, 2016

Schwab U.S. Mid-Cap ETFTM

Schwab U.S. Small-Cap ETFTM

Supplement dated April 26, 2017 to the Prospectus dated December 29, 2016, as supplemented March 1, 2017; and Summary Prospectuses, each dated March 1, 2017

(each a fund and collectively, the funds)

This supplement provides new and additional information beyond that contained in the

Prospectus and Summary Prospectuses and should be read in conjunction with the Prospectus and Summary Prospectuses.

Effective April 26, 2017, the Portfolio Management team for each fund is reorganized as noted below.

Accordingly, the following changes to the Prospectus and Summary Prospectuses are effective April 26, 2017:

1. Schwab U.S. Broad Market ETF, Schwab U.S. Large-Cap ETF, Schwab U.S. Large-Cap Growth ETF, Schwab U.S. Large-Cap Value ETF and Schwab U.S. Small-Cap ETF

The Portfolio Managers listed in the “Portfolio managers” section of the Prospectus and each Summary Prospectus are deleted and replaced in their entirety with the following:

Christopher Bliss, CFA, Vice President and Head of the Passive Equity Team, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2017.

Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2010.

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2017.

The “Portfolio managers” sections on the following pages are replaced in their entirety:

Fund	Prospectus	Summary Prospectus
Schwab U.S. Broad Market ETF	Page 3	Page 3
Schwab U.S. Large-Cap ETF	Page 6	Page 3
Schwab U.S. Large-Cap Growth ETF	Page 9	Page 3
Schwab U.S. Large-Cap Value ETF	Page 12	Page 3
Schwab U.S. Small-Cap ETF	Page 18	Page 3

2. Schwab U.S. Mid-Cap ETF and Schwab U.S. Dividend Equity ETF

The Portfolio Managers listed in the “Portfolio managers” section of the Prospectus and each Summary Prospectus are deleted and replaced in their entirety with the following:

Christopher Bliss, CFA, Vice President and Head of the Passive Equity Team, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2017.

Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2011.

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2017.

The “Portfolio managers” sections on the following pages are replaced in their entirety:

Fund	Prospectus	Summary Prospectus
Schwab U.S. Mid-Cap ETF	Page 15	Page 3
Schwab U.S. Dividend Equity ETF	Page 21	Page 3

3. All funds

The Portfolio Managers listed under the “Fund management” section on page 44 of the Prospectus are deleted and replaced in their entirety with the following:

Christopher Bliss, CFA, Vice President and Head of the Passive Equity Team, leads the portfolio management team for Schwab’s Passive Equity Funds and ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2016, Mr. Bliss spent 12 years at Blackrock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a Managing Director and Head of Americas Institutional Index team. Prior to Blackrock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Ferian Juwono, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and nearly two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG96716-00 (4/17)

00192994

SCHWAB STRATEGIC TRUST

Schwab International Equity ETFs

Schwab International Equity ETFTM

Schwab International Small-Cap Equity ETFTM

Supplement dated April 26, 2017 to the Prospectus dated December 29, 2016, as supplemented March 1, 2017; and Summary Prospectuses, each dated March 1, 2017

Schwab Emerging Markets Equity ETFTM

Supplement dated April 26, 2017 to the Prospectus dated December 29, 2016, as supplemented March 1, 2017; and Summary Prospectus dated December 29, 2016

(each a fund and collectively, the funds)

This supplement provides new and additional information beyond that contained in the

Prospectus and Summary Prospectuses and should be read in conjunction with the Prospectus and Summary Prospectuses.

Effective April 26, 2017, the Portfolio Management team for each fund is reorganized as noted below.

Accordingly, the following changes to the Prospectus and Summary Prospectuses are effective April 26, 2017:

1. The Portfolio Managers listed in the “Portfolio managers” section of the Prospectus and each Summary Prospectus are deleted and replaced in their entirety with the following:

Christopher Bliss, CFA, Vice President and Head of the Passive Equity Team, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2017.

Chuck Craig, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2012.

Jane Qin, Portfolio Manager, is responsible for the day-to-day co-management of the fund. She has managed the fund since 2017.

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He has managed the fund since 2017.

The “Portfolio managers” sections on the following pages are replaced in their entirety:

Fund	Prospectus	Summary Prospectus
Schwab International Equity ETF	Page 3	Page 3
Schwab International Small-Cap Equity ETF	Page 7	Page 3
Schwab Emerging Markets Equity ETF	Page 10	Page 3

2. The Portfolio Managers listed under the “Fund management” section on page 23 of the Prospectus are deleted and replaced in their entirety with the following:

Christopher Bliss, CFA, Vice President and Head of the Passive Equity Team, leads the portfolio management team for Schwab’s Passive Equity Funds and ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a Managing Director and Head of Americas

Institutional Index team. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Chuck Craig, CFA, Managing Director and Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent more than five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.

Jane Qin, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2012, Ms. Qin spent more than four years at The Bank of New York Mellon Corporation. During that time, Ms. Qin spent more than two years as an associate equity portfolio manager and nearly two years as a performance analyst. She also worked at Wells Fargo Funds Management as a mutual fund analyst and at CIGNA Reinsurance in Risk Management group as a risk analyst.

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the funds. He joined CSIM in 2008 and became a Portfolio Manager in September 2014. Prior to this role, Mr. Rios served as an Associate Portfolio Manager on the Schwab Equity Index Strategies team for four years. His first role with CSIM was as a trade operation specialist. He also previously worked as a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG96717-00 (4/17)

00192993

SCHWAB CAPITAL TRUST

SCHWAB INVESTMENTS

Schwab Fundamental Index* Funds

Schwab Fundamental U.S. Large Company Index Fund

Schwab Fundamental U.S. Small Company Index Fund

Schwab Fundamental International Large Company Index Fund

Schwab Fundamental International Small Company Index Fund

Schwab Fundamental Emerging Markets Large Company Index Fund

Supplement dated April 26, 2017 to the Statement of Additional Information (SAI) dated

February 28, 2017, as supplemented February 28, 2017

Schwab Fundamental Global Real Estate Index Fund

Supplement dated April 26, 2017 to the SAI dated June 30, 2016, as supplemented

December 1, 2016, February 2, 2017, and February 28, 2017

Schwab Equity Index Funds

Schwab® S&P 500 Index Fund

Schwab 1000 Index® Fund

Schwab Small-Cap Index Fund®

Schwab Total Stock Market Index Fund®

Schwab International Index Fund®

Supplement dated April 26, 2017 to the SAI dated February 28, 2017, as supplemented March 1, 2017

SCHWAB STRATEGIC TRUST

Schwab Fundamental Index* ETFs

Schwab Fundamental U.S. Broad Market Index ETF

Schwab Fundamental U.S. Large Company Index ETF

Schwab Fundamental U.S. Small Company Index ETF

Schwab Fundamental International Large Company Index ETF

Schwab Fundamental International Small Company Index ETF

Schwab Fundamental Emerging Markets Large Company Index ETF

Supplement dated April 26, 2017 to the SAI dated June 30, 2016, as supplemented

December 1, 2016, February 2, 2017, and March 1, 2017

*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

Schwab Equity ETFs

Schwab U.S. Broad Market ETFTM

Schwab U.S. Large-Cap ETFTM

Schwab U.S. Large-Cap Growth ETFTM

Schwab U.S. Large-Cap Value ETFTM

Schwab U.S. Mid-Cap ETFTM

Schwab U.S. Small-Cap ETFTM

Schwab U.S. Dividend Equity ETFTM

Schwab International Equity ETFTM

Schwab International Small-Cap Equity ETFTM

Schwab Emerging Markets Equity ETFTM

Supplement dated April 26, 2017 to the SAI dated December 29, 2016, as supplemented March 1, 2017

Schwab U.S. REIT ETFTM

Supplement dated April 26, 2017 to the SAI dated June 30, 2016

SCHWAB ANNUITY PORTFOLIOS

Schwab® S&P 500 Index Portfolio

Supplement dated April 26, 2017 to the SAI dated February 28, 2017

(each a Fund, and collectively the Funds)

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Effective April 26, 2017, the Portfolio Management team for each Fund is reorganized.

Accordingly, the following changes to the SAIs are effective April 26, 2017:

1. Schwab Fundamental Index Funds

a.	The “Other Accounts” paragraph and table under the “Portfolio Managers” section on page 31 are deleted and replaced in their entirety with the following:

Other Accounts. In addition to the funds, each Portfolio Manager (collectively, referred to as the Portfolio Managers) is responsible for the day-to-day management of certain other accounts, as listed below. The accounts listed below are not subject to a performance-based advisory fee. The information below is provided as of March 31, 2017 but is allocated based on portfolio management assignments as of the date of this supplement.

	Registered Investment Companies (this amount does not include the funds in this SAI)		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Christopher Bliss	24	$106,859,211,069	0	$0	0	$0
Chuck Craig	8	$19,726,170,410	0	$0	0	$0
Ferian Juwono	16	$87,133,040,659	0	$0	0	$0
Jane Qin	8	$19,726,170,410	0	$0	0	$0
David Rios	8	$19,726,170,410	0	$0	0	$0
Sabya Sinha	16	$87,133,040,659	0	$0	0	$0

b.	The “Ownership of Fund Shares” paragraph and table under the “Portfolio Managers” section on page 33 are deleted and replaced in their entirety with the following:

Ownership of Fund Shares. The following table shows the dollar amount range of the Portfolio Managers’ “beneficial ownership” of shares of the funds they manage as of March 31, 2017. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the 1934 Act).

Portfolio Manager	Fund	Dollar Range of Fund Shares Owned
Christopher Bliss	Schwab Fundamental US Large Company Index Fund	None
	Schwab Fundamental US Small Company Index Fund	None
	Schwab Fundamental International Large Company Index Fund	None
	Schwab Fundamental International Small Company Index Fund	None
	Schwab Fundamental Emerging Markets Large Company Index Fund	None
Chuck Craig	Schwab Fundamental International Large Company Index Fund	None
	Schwab Fundamental International Small Company Index Fund	None
	Schwab Fundamental Emerging Markets Large Company Index Fund	None
Ferian Juwono	Schwab Fundamental US Large Company Index Fund	None
	Schwab Fundamental US Small Company Index Fund	None
Jane Qin	Schwab Fundamental International Large Company Index Fund	None
	Schwab Fundamental International Small Company Index Fund	None
	Schwab Fundamental Emerging Markets Large Company Index Fund	None
David Rios	Schwab Fundamental International Large Company Index Fund	$1-$10,000
	Schwab Fundamental International Small Company Index Fund	$1-$10,000
	Schwab Fundamental Emerging Markets Large Company Index Fund	$1-$10,000
Sabya Sinha	Schwab Fundamental US Large Company Index Fund	None
	Schwab Fundamental US Small Company Index Fund	None

2. Schwab Fundamental Global Real Estate Index Fund

a.	The “Other Accounts” paragraph and table under the “Portfolio Managers” section on page 29 are deleted and replaced in their entirety with the following:

Other Accounts. In addition to the fund, each Portfolio Manager (collectively, referred to as the Portfolio Managers) is responsible for the day-to-day management of certain other accounts, as listed below. The accounts listed below are not subject to a performance-based advisory fee. The information below is provided as of March 31, 2017 but is allocated based on portfolio management assignments as of the date of this supplement.

	Registered Investment Companies (this amount does not include the fund in this SAI)		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Christopher Bliss	28	$115,790,597,197	0	$0	0	$0
Chuck Craig	10	$21,741,859,938	0	$0	0	$0
Jane Qin	10	$21,741,859,938	0	$0	0	$0
David Rios	10	$21,741,859,938	0	$0	0	$0

b.	The “Ownership of Fund Shares” paragraph and table under the “Portfolio Managers” section on page 31 are deleted and replaced in their entirety with the following:

Ownership of Fund Shares. The following table shows the dollar amount range of the Portfolio Managers’ “beneficial ownership” of shares of the fund they manage as of March 31, 2017. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the 1934 Act).

Portfolio Manager	Dollar Range of Fund Shares Owned
Christopher Bliss	None
Chuck Craig	None
Jane Qin	None
David Rios	None

3. Schwab Equity Index Funds

a.	The “Other Accounts” paragraph and table under the “PORTFOLIO MANAGERS” section on page 31 are deleted and replaced in their entirety with the following:

Other Accounts. In addition to the funds, each Portfolio Manager (collectively, referred to as the Portfolio Managers) is responsible for the day-to-day management of certain other accounts, as listed below. The accounts listed below are not subject to a performance-based advisory fee. The information below is provided as of March 31, 2017 but is allocated based on portfolio management assignments as of the date of this supplement.

	Registered Investment Companies (this amount does not include the funds in this SAI)		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Christopher Bliss	24	$70,739,783,383	0	$0	0	$0
Chuck Craig	10	$18,571,652,940	0	$0	0	$0
Ferian Juwono	14	$52,168,130,444	0	$0	0	$0
Jane Qin	10	$18,571,652,940	0	$0	0	$0
David Rios	10	$18,571,652,940	0	$0	0	$0
Sabya Sinha	14	$52,168,130,444	0	$0	0	$0

b.	The “Ownership of Fund Shares” paragraph and table under the “PORTFOLIO MANAGERS” section on page 33 are deleted and replaced in their entirety with the following:

Ownership of Fund Shares. The following table shows the dollar amount range of the Portfolio Managers’ “beneficial ownership” of shares of the funds they manage as of March 31, 2017. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the 1934 Act).

Portfolio Manager	Fund	Dollar Range of Fund Shares Owned
Christopher Bliss	Schwab S&P 500 Index Fund	None
	Schwab 1000 Index Fund	None
	Schwab Small-Cap Index Fund	None
	Schwab Total Stock Market Index Fund	None
	Schwab International Index Fund	None

Portfolio Manager	Fund	Dollar Range of Fund Shares Owned
Chuck Craig	Schwab International Index Fund	None
Ferian Juwono	Schwab S&P 500 Index Fund	None
	Schwab 1000 Index Fund	None
	Schwab Small-Cap Index Fund	None
	Schwab Total Stock Market Index Fund	None
Jane Qin	Schwab International Index Fund	None
David Rios	Schwab International Index Fund	$10,001-$50,000
Sabya Sinha	Schwab S&P 500 Index Fund	None
	Schwab 1000 Index Fund	None
	Schwab Small-Cap Index Fund	None
	Schwab Total Stock Market Index Fund	None

4. Schwab Fundamental Index ETFs

a.	The “Other Accounts” paragraph and table under the “PORTFOLIO MANAGERS” section on page 30 are deleted and replaced in their entirety with the following:

Other Accounts. In addition to the funds, each Portfolio Manager (collectively, referred to as the Portfolio Managers) is responsible for the day-to-day management of certain other accounts, as listed below. The accounts listed below are not subject to a performance-based advisory fee. The information below is provided as of March 31, 2017 but is allocated based on portfolio management assignments as of the date of this supplement.

	Registered Investment Companies (this amount does not include the funds in this SAI)		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Christopher Bliss	23	$107,495,764,473	0	$0	0	$0
Chuck Craig	8	$17,724,256,544	0	$0	0	$0
Ferian Juwono	15	$89,771,507,929	0	$0	0	$0
Jane Qin	8	$17,724,256,544	0	$0	0	$0
David Rios	8	$17,724,256,544	0	$0	0	$0
Sabya Sinha	15	$89,771,507,929	0	$0	0	$0

b.	The “Ownership of Fund Shares” paragraph and table under the “PORTFOLIO MANAGERS” section on pages 32 and 33 are deleted and replaced in their entirety with the following:

Ownership of Fund Shares. The following table shows the dollar amount range of the Portfolio Managers’ “beneficial ownership” of shares of the funds they manage as of March 31, 2017. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the 1934 Act).

Portfolio Manager	Fund	Dollar Range of Fund Shares Owned
Christopher Bliss	Schwab Fundamental U.S. Broad Market Index ETF	None
	Schwab Fundamental U.S. Large Company Index ETF	None
	Schwab Fundamental U.S. Small Company Index ETF	None
	Schwab Fundamental International Large Company Index ETF	None
	Schwab Fundamental International Small Company Index ETF	None
	Schwab Fundamental Emerging Markets Large Company Index ETF	None

Portfolio Manager	Fund	Dollar Range of Fund Shares Owned
Chuck Craig	Schwab Fundamental International Large Company Index ETF	$1-$10,000
	Schwab Fundamental International Small Company Index ETF	$1-$10,000
	Schwab Fundamental Emerging Markets Large Company Index ETF	$10,001-$50,000
Ferian Juwono	Schwab Fundamental U.S. Broad Market Index ETF	None
	Schwab Fundamental U.S. Large Company Index ETF	None
	Schwab Fundamental U.S. Small Company Index ETF	None
Jane Qin	Schwab Fundamental International Large Company Index ETF	None
	Schwab Fundamental International Small Company Index ETF	None
	Schwab Fundamental Emerging Markets Large Company Index ETF	None
David Rios	Schwab Fundamental International Large Company Index ETF	None
	Schwab Fundamental International Small Company Index ETF	None
	Schwab Fundamental Emerging Markets Large Company Index ETF	None
Sabya Sinha	Schwab Fundamental U.S. Broad Market Index ETF	None
	Schwab Fundamental U.S. Large Company Index ETF	None
	Schwab Fundamental U.S. Small Company Index ETF	None

5. Schwab Equity ETFs

a.	The “Other Accounts” paragraph and table under the “PORTFOLIO MANAGERS” section on page 33 are deleted and replaced in their entirety with the following:

Other Accounts. In addition to the funds, each Portfolio Manager (collectively, referred to as the Portfolio Managers) is responsible for the day-to-day management of certain other accounts, as listed below. The accounts listed below are not subject to a performance-based advisory fee. The information below is provided as of March 31, 2017 but is allocated based on portfolio management assignments as of the date of this supplement.

	Registered Investment Companies (this amount does not include the funds in this SAI)		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Christopher Bliss	19	$65,915,931,502	0	$0	0	$0
Chuck Craig	8	$9,570,761,564	0	$0	0	$0
Ferian Juwono	11	$56,345,169,938	0	$0	0	$0
Jane Qin	8	$9,570,761,564	0	$0	0	$0
David Rios	8	$9,570,761,564	0	$0	0	$0
Sabya Sinha	11	$56,345,169,938	0	$0	0	$0

b.	The “Ownership of Fund Shares” paragraph and table under the “PORTFOLIO MANAGERS” section on pages 35 and 36 are deleted and replaced in their entirety with the following:

Ownership of Fund Shares. The following table shows the dollar amount range of the Portfolio Managers’ “beneficial ownership” of shares of the funds they manage as of March 31, 2017. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the 1934 Act).

Portfolio Manager	Fund	Dollar Range of Fund Shares Owned
Christopher Bliss	Schwab U.S. Broad Market ETF	None
	Schwab U.S. Large-Cap ETF	None
	Schwab U.S. Large-Cap Growth ETF	None
	Schwab U.S. Large-Cap Value ETF	None
	Schwab U.S. Mid-Cap ETF	None
	Schwab U.S. Small-Cap ETF	None
	Schwab U.S. Dividend Equity ETF	None
	Schwab International Equity ETF	None
	Schwab International Small-Cap Equity ETF	None
	Schwab Emerging Markets Equity ETF	None
Chuck Craig	Schwab International Equity ETF	$50,001-$100,000
	Schwab International Small-Cap Equity ETF	$1-$10,000
	Schwab Emerging Markets Equity ETF	$50,001-$100,000
Ferian Juwono	Schwab U.S. Broad Market ETF	None
	Schwab U.S. Large-Cap ETF	None
	Schwab U.S. Large-Cap Growth ETF	None
	Schwab U.S. Large-Cap Value ETF	None
	Schwab U.S. Mid-Cap ETF	None
	Schwab U.S. Small-Cap ETF	None
	Schwab U.S. Dividend Equity ETF	$10,001-$50,000
Jane Qin	Schwab International Equity ETF	None
	Schwab International Small-Cap Equity ETF	None
	Schwab Emerging Markets Equity ETF	None
David Rios	Schwab International Equity ETF	None
	Schwab International Small-Cap Equity ETF	None
	Schwab Emerging Markets Equity ETF	$1-$10,000
Sabya Sinha	Schwab U.S. Broad Market ETF	None
	Schwab U.S. Large-Cap ETF	None
	Schwab U.S. Large-Cap Growth ETF	None
	Schwab U.S. Large-Cap Value ETF	None
	Schwab U.S. Mid-Cap ETF	None
	Schwab U.S. Small-Cap ETF	None
	Schwab U.S. Dividend Equity ETF	None

6. Schwab U.S. REIT ETF

a.	The “Other Accounts” paragraph and table under the “PORTFOLIO MANAGERS” section on page 24 are deleted and replaced in their entirety with the following:

Other Accounts. In addition to the fund, each Portfolio Manager (collectively, referred to as the Portfolio Managers) is responsible for the day-to-day management of certain other accounts, as listed below. The accounts listed below are not subject to a performance-based advisory fee. The information below is provided as of March 31, 2017 but is allocated based on portfolio management assignments as of the date of this supplement.

	Registered Investment Companies (this amount does not include the fund in this SAI)		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Christopher Bliss	28	$112,909,662,277	0	$0	0	$0
Ferian Juwono	17	$91,075,986,928	0	$0	0	$0
Sabya Sinha	17	$91,075,986,928	0	$0	0	$0

b.	The “Ownership of Fund Shares” paragraph and table under the “PORTFOLIO MANAGERS” section on page 26 are deleted and replaced in their entirety with the following:

Ownership of Fund Shares. The following table shows the dollar amount range of the Portfolio Managers’ “beneficial ownership” of shares of the fund they manage as of March 31, 2017. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the 1934 Act).

Portfolio Manager	Dollar Range of Fund Shares Owned
Christopher Bliss	None
Ferian Juwono	None
Sabya Sinha	None

7. Schwab S&P 500 Index Portfolio

a.	The “Other Accounts for the Schwab S&P 500 Index Portfolio” paragraph and table under the “Portfolio Managers” section on page 36 are deleted and replaced in their entirety with the following:

Other Accounts. In addition to the fund, each Portfolio Manager (collectively, referred to as the Portfolio Managers) is responsible for the day-to-day management of certain other accounts, as listed below. The accounts listed below are not subject to a performance-based advisory fee. The information below is provided as of March 31, 2017 but is allocated based on portfolio management assignments as of the date of this supplement.

	Registered Investment Companies (this amount does not include the fund in this SAI)		Other Pooled Investment Vehicles		Other Accounts
Name	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Christopher Bliss	28	$115,583,525,742	0	$0	0	$0
Ferian Juwono	17	$93,749,850,393	0	$0	0	$0
Sabya Sinha	17	$93,749,850,393	0	$0	0	$0

b.	The “Ownership of Fund Shares” paragraph under the “Portfolio Managers” section on page 39 are deleted and replaced in their entirety with the following:

Ownership of Fund Shares. The Portfolio Managers did not beneficially own any shares of the fund as of March 31, 2017. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (the 1934 Act).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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